Assets Held for Sale	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Assets held for sale	Assets Held for Sale
Assets held for sale of $24,229 as of December 31, 2023, represent the carrying value of the vessel Pedhoulas Cherry of $23,808 plus $421 being the value of bunkers and lubricants onboard on the same date. A Memorandum of Agreement (“MoA”) was entered into with an unrelated third party on November 27, 2023, for her sale at a price of $26,625, which was consummated in February 2024 on delivery of the vessel to her new buyers. The Company, in the context of its plan to gradually renew its fleet by selling certain of its older vessels, in November 2023, determined to dispose of this vessel and commenced seeking interested buyers. At that time, the Company concluded that the vessel met all the criteria for an asset held for sale classification, and ceased her depreciation. As of December 31, 2023, there were no liabilities directly associated with assets held for sale.

Assets held for sale of $11,980 as of December 31, 2022, represent the carrying value of the vessel Pedhoulas Trader of $11,044 plus $936 being the value of bunkers and lubricants onboard on the same date. A MoA was entered into with an unrelated third party on September 21, 2022, for her sale at a price of $15,900, which was consummated in January 2023 on delivery of the vessel to her new buyers. The Company, in the context of its plan to gradually renew its fleet by selling certain of its older vessels, in September 2022, determined to dispose of this vessel and commenced seeking interested buyers. At that time, the Company concluded that the vessel met all the criteria for an asset held for sale classification, and ceased her depreciation. As of December 31, 2022, the Company had classified as liabilities directly associated with assets held for sale the amount of $16,930, representing the sale proceeds and the value of estimated bunkers and lubricants on board that had been received prior to the delivery of the vessel in January 2023.